American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Large Cap Value ETF (AVIV)
November 30, 2021

Avantis International Large Cap Value ETF - Schedule of Investments
NOVEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.7%
Australia — 5.8%
ASX Ltd.	402	25,693
Aurizon Holdings Ltd.	4,668	11,163
Australia & New Zealand Banking Group Ltd.	2,850	53,871
BHP Group Ltd., ADR	906	50,908
BlueScope Steel Ltd.	1,350	18,764
Brambles Ltd.	2,760	19,554
Coles Group Ltd.	1,818	23,215
Commonwealth Bank of Australia	1,308	86,356
Evolution Mining Ltd.	2,544	7,271
Fortescue Metals Group Ltd.	2,232	26,804
Harvey Norman Holdings Ltd.	1,278	4,588
Mineral Resources Ltd.	516	16,560
National Australia Bank Ltd.	3,330	64,346
Newcrest Mining Ltd.	1,254	20,802
Oil Search Ltd.	2,394	6,438
Orica Ltd.	752	7,527
OZ Minerals Ltd.	624	11,476
Rio Tinto Ltd.	348	23,091
Santos Ltd.	5,078	22,898
Seven Group Holdings Ltd.	192	2,895
South32 Ltd.	10,404	25,998
Telstra Corp. Ltd.	6,789	19,566
Treasury Wine Estates Ltd.	1,482	12,724
Woodside Petroleum Ltd.	1,924	29,191
		591,699
Austria — 0.3%
Erste Group Bank AG	324	14,196
Oesterreichische Post AG	80	3,304
Raiffeisen Bank International AG	261	7,762
Telekom Austria AG(1)	365	3,091
voestalpine AG	162	5,467
		33,820
Belgium — 1.3%
Ageas SA/NV	228	11,791
Bekaert SA	220	8,856
Cie d'Entreprises CFE	47	4,876
Etablissements Franz Colruyt NV	132	6,197
Euronav NV	439	4,121
KBC Ancora	205	9,753
KBC Group NV	360	30,219
Proximus SADP	707	12,851
Solvay SA	216	24,168
Umicore SA	426	20,831
		133,663
Canada — 10.5%
Agnico Eagle Mines Ltd.	600	29,909
ARC Resources Ltd.	2,500	21,938
Bank of Montreal	600	62,487

Bank of Nova Scotia (The)	1,200	74,943
Barrick Gold Corp., (Toronto)	2,400	45,616
Canadian Imperial Bank of Commerce	600	66,907
Canadian Natural Resources Ltd.	2,000	81,788
Canadian Tire Corp. Ltd., Class A	100	13,217
Cenovus Energy, Inc.	3,500	41,536
Empire Co. Ltd., Class A	600	17,204
First Quantum Minerals Ltd.	1,800	38,369
Gildan Activewear, Inc.	600	24,306
Great-West Lifeco, Inc.	600	17,416
Kinross Gold Corp.	3,000	17,801
Kirkland Lake Gold Ltd.	600	23,724
Loblaw Cos. Ltd.	600	45,231
Magna International, Inc.	600	44,972
Manulife Financial Corp.	1,800	32,183
National Bank of Canada	600	46,626
Northland Power, Inc.	400	11,974
Onex Corp.	300	21,798
Rogers Communications, Inc., Class B	500	22,373
Royal Bank of Canada	1,200	118,642
Suncor Energy, Inc.	2,300	56,030
Tourmaline Oil Corp.	1,200	39,933
West Fraser Timber Co. Ltd.	600	49,336
		1,066,259
Denmark — 0.6%
Novo Nordisk A/S, ADR	600	64,098
Finland — 1.4%
Kesko Oyj, B Shares	744	23,360
Kone Oyj, B Shares	372	24,438
Metsa Board Oyj	438	4,224
Neste Oyj	463	21,899
Nokia Oyj, ADR(1)	1,624	9,094
Nokian Renkaat Oyj	480	17,839
Stora Enso Oyj, R Shares	1,116	18,893
Valmet Oyj	460	18,823
		138,570
France — 10.3%
ALD SA	300	4,216
Alstom SA	408	14,542
APERAM SA	186	8,937
Arkema SA	239	31,338
AXA SA	2,004	55,086
BioMerieux	115	16,273
BNP Paribas SA	900	55,935
Bouygues SA	678	22,899
Carrefour SA	1,698	28,085
Cie de Saint-Gobain	1,200	76,116
Cie Generale des Etablissements Michelin SCA	457	67,440
CNP Assurances	400	9,752
Eiffage SA	204	19,000
Eurazeo SE	138	11,317
Faurecia SE	484	20,801
Hermes International	30	56,298
Ipsen SA	159	15,518

Kering SA	78	60,067
La Francaise des Jeux SAEM	343	15,886
Neoen SA(1)	160	6,708
Orange SA, ADR	2,706	29,008
Renault SA(1)	593	19,080
SEB SA	54	8,003
Societe Generale SA	1,542	47,983
STMicroelectronics NV, (New York)	1,915	92,954
Teleperformance	126	51,828
TotalEnergies SE, ADR	2,163	99,476
Ubisoft Entertainment SA(1)	226	11,584
Valeo	794	22,887
Verallia SA	138	4,644
Vinci SA	666	63,011
		1,046,672
Germany — 10.1%
adidas AG	330	95,442
Allianz SE	426	92,453
BASF SE	1,074	70,343
Bayerische Motoren Werke AG	456	43,709
Bayerische Motoren Werke AG, Preference Shares	72	5,646
Continental AG(1)	402	42,996
Covestro AG	915	51,606
Daimler AG	1,456	136,359
Deutsche Bank AG(1)	4,536	54,523
Deutsche Boerse AG	432	67,834
Deutsche Post AG	1,600	94,498
Deutsche Telekom AG	4,374	77,038
FUCHS PETROLUB SE, Preference Shares	312	14,014
HelloFresh SE(1)	618	62,677
Knorr-Bremse AG	162	16,115
Telefonica Deutschland Holding AG	5,964	15,907
Uniper SE	390	16,932
Volkswagen AG	37	10,310
Volkswagen AG, Preference Shares	210	38,366
Wacker Chemie AG	96	16,512
		1,023,280
Hong Kong — 2.6%
AIA Group Ltd.	4,000	42,110
Atlas Corp.	258	3,486
BOC Hong Kong Holdings Ltd.	3,000	9,068
CK Asset Holdings Ltd.	3,000	17,160
Hang Seng Bank Ltd.	600	10,610
Hong Kong Exchanges & Clearing Ltd.	600	32,995
Hongkong Land Holdings Ltd.	1,800	9,704
Hysan Development Co. Ltd.	1,000	3,049
Kerry Properties Ltd.	3,000	7,801
Luk Fook Holdings International Ltd.	1,000	2,923
NWS Holdings Ltd.	6,000	5,587
Pacific Basin Shipping Ltd.	18,000	6,837
SITC International Holdings Co. Ltd.	6,000	23,954
Sun Hung Kai Properties Ltd.	3,000	36,530
SUNeVision Holdings Ltd.	6,000	5,202
Swire Pacific Ltd., Class A	3,000	16,563

Swire Properties Ltd.	2,400	5,696
WH Group Ltd.	18,000	11,326
Xinyi Glass Holdings Ltd.	6,000	14,636
		265,237
Ireland — 0.6%
CRH plc	408	19,835
Glanbia plc	816	10,548
Smurfit Kappa Group plc	666	34,136
		64,519
Israel — 0.5%
Bank Hapoalim BM	1,176	11,433
Bank Leumi Le-Israel BM	1,350	12,990
Check Point Software Technologies Ltd.(1)	78	8,682
First International Bank of Israel Ltd.	72	2,868
ICL Group Ltd.	774	6,726
Israel Discount Bank Ltd., A Shares(1)	1,584	9,679
Strauss Group Ltd.	78	2,284
		54,662
Italy — 2.6%
Azimut Holding SpA	532	14,714
Banca Generali SpA	275	11,243
Banca Mediolanum SpA	966	9,013
Banco BPM SpA	5,424	15,109
Brembo SpA	630	8,338
Brunello Cucinelli SpA(1)	135	8,535
CNH Industrial NV	1,866	30,629
De' Longhi SpA	234	7,845
Eni SpA, ADR	1,761	46,473
ERG SpA	222	7,276
Intesa Sanpaolo SpA	17,082	40,903
Leonardo SpA(1)	1,374	9,295
Telecom Italia SpA/Milano	14,265	7,412
Telecom Italia SpA/Milano, Preference Shares	8,629	4,214
UniCredit SpA	3,186	38,467
		259,466
Japan — 21.6%
Aeon Mall Co. Ltd.	300	4,249
AGC, Inc.	600	29,218
Air Water, Inc.	600	8,827
Aisin Corp.	600	22,018
Asahi Kasei Corp.	1,800	16,830
Asics Corp.	600	14,857
Bridgestone Corp.	800	32,079
Brother Industries Ltd.	600	10,297
Canon Marketing Japan, Inc.	600	11,581
Capcom Co., Ltd.	500	12,445
Dai-ichi Life Holdings, Inc.	1,600	32,055
Daito Trust Construction Co. Ltd.	200	21,662
Dentsu Group, Inc.	600	19,002
ENEOS Holdings, Inc.	8,000	29,698
FP Corp.	100	3,308
Fuji Electric Co. Ltd.	100	5,206
Hakuhodo DY Holdings, Inc.	700	10,356
Haseko Corp.	600	7,126
Hino Motors Ltd.	1,200	9,903

Hitachi Ltd.	1,200	70,294
Honda Motor Co. Ltd., ADR	1,722	47,131
Hulic Co. Ltd.	600	5,676
Ibiden Co. Ltd.	300	18,550
Idemitsu Kosan Co. Ltd.	800	20,579
IHI Corp.	600	11,210
Iida Group Holdings Co. Ltd.	600	12,390
INPEX Corp.	3,100	25,366
Internet Initiative Japan, Inc.	100	4,274
Isuzu Motors Ltd.	1,800	24,125
ITOCHU Corp.	1,200	34,318
Iwatani Corp.	200	10,094
Japan Post Holdings Co. Ltd.(1)	3,800	28,638
Japan Post Insurance Co. Ltd.	300	4,634
JFE Holdings, Inc.	1,700	19,376
JTEKT Corp.	200	1,741
KDDI Corp.	2,000	58,030
Komatsu Ltd.	600	13,574
Kubota Corp.	1,200	24,970
Kuraray Co. Ltd.	600	4,973
Mazda Motor Corp.(1)	1,800	14,522
Mitsubishi Chemical Holdings Corp.	3,000	23,452
Mitsubishi Corp.	1,200	35,681
Mitsubishi Electric Corp.	1,800	22,491
Mitsubishi Gas Chemical Co., Inc.	400	6,615
Mitsubishi HC Capital, Inc.	1,800	8,449
Mitsubishi Heavy Industries Ltd.	600	13,458
Mitsubishi Motors Corp.(1)	2,400	7,718
Mitsui & Co. Ltd.	300	6,745
Mitsui Chemicals, Inc.	600	15,982
MS&AD Insurance Group Holdings, Inc.	800	23,327
NEC Corp.	600	27,070
NGK Insulators Ltd.	600	9,476
NGK Spark Plug Co. Ltd.	600	9,958
NH Foods Ltd.	600	20,398
Nippon Express Co. Ltd.	200	11,386
Nippon Steel Corp.	1,800	26,539
Nippon Telegraph & Telephone Corp.	1,400	38,522
Nippon Yusen KK	600	38,861
Nissan Motor Co. Ltd.(1)	4,800	23,734
Nitto Denko Corp.	300	20,799
NSK Ltd.	600	4,051
NTT Data Corp.	1,000	21,104
Obayashi Corp.	400	2,938
Oji Holdings Corp.	1,200	5,522
ORIX Corp., ADR	376	37,100
Panasonic Corp.	4,100	44,700
Resona Holdings, Inc.	4,200	15,339
Sanwa Holdings Corp.	600	6,401
SCREEN Holdings Co. Ltd.	100	10,047
Seiko Epson Corp.	600	9,674
Sekisui Chemical Co. Ltd.	700	11,371
Seven & i Holdings Co. Ltd.	600	24,166
Sharp Corp.	600	6,693
Shimizu Corp.	1,200	7,560

Shinko Electric Industries Co. Ltd.	100	4,677
SoftBank Group Corp.	800	42,042
Sojitz Corp.	620	8,729
Sompo Holdings, Inc.	600	24,641
Sony Group Corp., ADR	1,347	164,132
Subaru Corp.	1,200	22,601
Sumitomo Chemical Co. Ltd.	3,600	16,513
Sumitomo Corp.	2,400	32,677
Sumitomo Electric Industries Ltd.	1,200	15,707
Sumitomo Heavy Industries Ltd.	600	13,242
Sumitomo Mitsui Financial Group, Inc., ADR	5,970	38,626
Sumitomo Rubber Industries Ltd.	600	6,014
Suzuki Motor Corp.	700	28,257
Taisei Corp.	600	17,467
Taiyo Yuden Co. Ltd.	300	16,439
Takara Bio, Inc.	200	4,638
TDK Corp.	600	23,736
Tokyo Tatemono Co. Ltd.	700	9,909
Toray Industries, Inc.	3,500	20,237
Tosoh Corp.	800	11,437
Toyota Boshoku Corp.	300	5,903
Toyota Motor Corp., ADR	1,117	198,658
Toyota Tsusho Corp.	600	25,983
Trend Micro, Inc.	600	34,598
Yamada Holdings Co. Ltd.	1,200	4,193
Yamaha Motor Co. Ltd.	800	20,119
Yamato Holdings Co. Ltd.	600	13,245
Zensho Holdings Co. Ltd.	600	13,633
Zeon Corp.	600	6,337
		2,196,899
Netherlands — 2.1%
Aalberts NV	78	4,797
ABN AMRO Bank NV, CVA	312	4,453
Adyen NV(1)	6	16,619
Aegon NV, NY Shares	1,753	7,713
AerCap Holdings NV(1)	254	14,234
Akzo Nobel NV	114	11,996
ASML Holding NV, NY Shares	78	61,738
ASR Nederland NV	151	6,448
BE Semiconductor Industries NV	73	6,942
ING Groep NV, ADR	1,344	18,507
Just Eat Takeaway.com NV(1)	96	6,012
Koninklijke Ahold Delhaize NV	612	20,594
Koninklijke DSM NV	72	15,497
Koninklijke KPN NV	3,654	10,763
NN Group NV	180	8,944
		215,257
New Zealand — 0.2%
Auckland International Airport Ltd.(1)	810	4,345
Chorus Ltd.	1,365	6,230
Fletcher Building Ltd.	1,188	5,468
Spark New Zealand Ltd.	2,160	6,756
		22,799
Norway — 1.0%
Borregaard ASA	330	7,841

Equinor ASA, ADR	1,924	48,216
Norsk Hydro ASA	2,370	15,348
SpareBank 1 SR-Bank ASA	498	6,882
Storebrand ASA	996	9,151
Yara International ASA	312	15,316
		102,754
Portugal — 0.2%
Banco Comercial Portugues SA, R Shares(1)	17,073	2,779
Galp Energia SGPS SA	2,136	20,045
		22,824
Singapore — 1.0%
City Developments Ltd.	600	3,080
DBS Group Holdings Ltd.	1,800	39,209
Golden Agri-Resources Ltd.	19,800	3,772
Oversea-Chinese Banking Corp. Ltd.	4,200	33,659
Singapore Exchange Ltd.	1,000	6,529
Singapore Technologies Engineering Ltd.	2,400	6,677
UOL Group Ltd.	600	3,016
Venture Corp. Ltd.	400	5,413
		101,355
Spain — 3.1%
Banco Bilbao Vizcaya Argentaria SA, ADR	13,746	72,854
Banco Santander SA, ADR	24,070	74,857
Mapfre SA	5,232	10,757
Repsol SA	8,504	93,969
Telefonica SA, ADR	14,196	64,024
		316,461
Sweden — 1.9%
AAK AB	234	4,689
Atlas Copco AB, A Shares	276	16,885
Atlas Copco AB, B Shares	144	7,479
Avanza Bank Holding AB	156	5,935
Boliden AB	336	11,583
Electrolux AB, B Shares	314	7,050
Epiroc AB, A Shares	492	11,911
Epiroc AB, B Shares	282	5,671
H & M Hennes & Mauritz AB, B Shares	337	5,940
Husqvarna AB, B Shares	420	5,913
ICA Gruppen AB	126	7,457
Millicom International Cellular SA, SDR(1)	144	4,525
Nordea Bank Abp	1,708	20,228
Sandvik AB	594	14,665
Skandinaviska Enskilda Banken AB, A Shares	501	7,286
Skanska AB, B Shares	342	7,869
SKF AB, B Shares	282	6,437
SSAB AB, A Shares(1)	366	1,802
SSAB AB, B Shares(1)	828	3,598
Swedbank AB, A Shares	600	12,081
Telefonaktiebolaget LM Ericsson, ADR	1,014	10,140
Telia Co. AB	2,022	7,815
Trelleborg AB, B Shares	240	5,448
		192,407
Switzerland — 6.3%
ALSO Holding AG(1)	18	5,446

Barry Callebaut AG	6	14,195
Bucher Industries AG	9	4,101
DKSH Holding AG	87	6,951
Emmi AG	6	6,702
Georg Fischer AG	12	17,476
Interroll Holding AG	2	9,172
Julius Baer Group Ltd.	413	25,632
Kuehne + Nagel International AG	27	7,718
Logitech International SA	198	15,791
Novartis AG, ADR	1,044	83,207
OC Oerlikon Corp. AG	252	2,453
Partners Group Holding AG	30	51,775
Roche Holding AG	482	188,178
Roche Holding AG, Bearer Shares	21	8,708
Schindler Holding AG	30	7,446
Schindler Holding AG, Bearer Participation Certificate	66	16,999
SFS Group AG	36	4,563
Sulzer AG	61	5,784
Swiss Life Holding AG	53	30,419
Swisscom AG	52	28,887
UBS Group AG(1)	3,192	55,158
Vontobel Holding AG	82	6,764
Zurich Insurance Group AG	78	32,067
		635,592
United Kingdom — 15.7%
3i Group plc	556	10,201
Admiral Group plc	600	23,589
Anglo American plc	2,172	79,951
Antofagasta plc	936	17,113
Ashtead Group plc	1,092	87,849
AstraZeneca plc, ADR	3,198	175,346
Barclays plc, ADR	7,747	76,695
Barratt Developments plc	2,672	24,745
BHP Group plc, ADR	1,248	68,615
BT Group plc(1)	21,756	45,798
Burberry Group plc	1,328	31,191
Evraz plc	1,788	13,631
Ferguson plc	498	75,809
Hargreaves Lansdown plc	1,097	19,471
Howden Joinery Group plc	2,874	33,111
J Sainsbury plc	8,472	31,125
JD Sports Fashion plc	8,460	25,019
Johnson Matthey plc	690	19,170
Legal & General Group plc	14,154	52,878
Lloyds Banking Group plc, ADR	33,060	80,336
M&G plc	7,004	17,384
Marks & Spencer Group plc(1)	10,298	32,310
Next plc	432	45,133
Persimmon plc	744	27,037
Rightmove plc	2,820	28,006
Rio Tinto plc, ADR	1,650	103,439
Royal Dutch Shell plc, Class A ADR	2,514	105,689
Royal Dutch Shell plc, Class B ADR	2,238	94,130
Royal Mail plc	1,921	12,794

Smith & Nephew plc, ADR	1,194	38,387
St. James's Place plc	2,316	47,687
Vodafone Group plc, ADR	3,402	49,941
		1,593,580
TOTAL COMMON STOCKS (Cost $10,547,407)		10,141,873
TEMPORARY CASH INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $26,710)	26,710	26,710
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $10,574,117)		10,168,583
OTHER ASSETS AND LIABILITIES†		(2,027)
TOTAL NET ASSETS — 100.0%		$10,166,556

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	24.3%
Consumer Discretionary	17.1%
Industrials	13.7%
Materials	13.5%
Energy	9.1%
Communication Services	6.4%
Health Care	5.8%
Information Technology	4.4%
Consumer Staples	3.5%
Real Estate	1.4%
Utilities	0.5%
Temporary Cash Investments	0.3%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
SDR	-	Swedish Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	50,908	540,791	—
Denmark	64,098	—	—
Finland	9,094	129,476	—
France	221,438	825,234	—
Germany	54,523	968,757	—
Hong Kong	3,486	261,751	—
Israel	8,682	45,980	—
Italy	46,473	212,993	—
Japan	485,647	1,711,252	—
Netherlands	102,192	113,065	—
Norway	48,216	54,538	—
Spain	211,735	104,726	—
Sweden	10,140	182,267	—
Switzerland	138,365	497,227	—
United Kingdom	792,578	801,002	—
Other Countries	—	1,445,239	—
Temporary Cash Investments	26,710	—	—
	2,274,285	7,894,298	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.